Financial Liabilities at Fair Value Through Profit or Loss - Summary of Designated as at Fair Value Through Profit or Loss by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	€ 59,179	[1]	€ 37,161	€ 11,215	[1]
Funds entrusted [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	50,650			1,691
Subordinated liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	313			539
Debt securities [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	€ 8,216			€ 8,985

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.